Note 6 - Financial Assets at FVTPL (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 11, 2025
Statement Line Items [Line Items]
Acquisition of financial assets, at fair value, through profit or loss		$ 588,600		$ 1,105,540
Gains (losses) on financial assets at fair value through profit or loss	$ (0)	(46,146)	$ (78,128)
Dividends received, classified as investing activities	0	1,536,555	$ 0
Financial assets at fair value through profit or loss	4,501,000	$ 1,000
Investment in SAFE [member]
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss					$ 5,000,000
Financial asset discount rate for conversion into equity					15.00%
Convertible loan to Astrikos AI [member]
Statement Line Items [Line Items]
Notional amount	$ 500,000
Borrowing interest rate, first year	0.00%
Borrowing interest rate, after first year	20.00%
Borrowings conversion, percent of fully diluted shares	3.9375%